Earnings per share - Schedule of the income and share data used in the basic and diluted earnings per share calculations (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Abstract]
Net income	$ 61,446	$ 70,661
Less: net income attributable to the Earnout Shares	0	1,050
Less: dividends attributable to the common shares under share-based compensation plan	797	540
Less: net income attributable to the Earnout Shares (USD ‘000)	$ 60,649	$ 69,071
Weighted average number of shares – basic (in shares)	44,185,495	44,179,627
Common shares under share-based compensation plan (in shares)	332,932	278,861
Weighted average number of shares – diluted (in shares)	44,518,427	44,458,488
Basic earnings per share attributable to equity holders (in USD per share)	$ 1.37	$ 1.56
Diluted earnings per share attributable to equity holders (in USD per share)	$ 1.36	$ 1.55